Segmented Information (Details) - Schedule of company’s non-current assets by geographical location - CAD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Segmented Information (Details) - Schedule of company’s non-current assets by geographical location [Line Items]
Intangible assets	$ 173,840	$ 177,797
Property and equipment	15,012	17,610
Restricted cash	20,000	20,000
ROU asset	24,340	48,768
Deferred offering costs		270,768
Total	233,192	534,662
Canada [Member]
Segmented Information (Details) - Schedule of company’s non-current assets by geographical location [Line Items]
Intangible assets
Property and equipment
Restricted cash	20,000	20,000
ROU asset
Deferred offering costs
Total	20,000	20,000
United States [Member]
Segmented Information (Details) - Schedule of company’s non-current assets by geographical location [Line Items]
Intangible assets	52,152	53,339
Property and equipment
Restricted cash
ROU asset
Deferred offering costs		270,487
Total	52,152	323,826
Europe [Member]
Segmented Information (Details) - Schedule of company’s non-current assets by geographical location [Line Items]
Intangible assets	52,152	53,339
Property and equipment
Restricted cash
ROU asset
Deferred offering costs
Total	52,152	53,339
Asia [Member]
Segmented Information (Details) - Schedule of company’s non-current assets by geographical location [Line Items]
Intangible assets	69,536	71,119
Property and equipment	15,012	17,610
Restricted cash
ROU asset	24,340	48,768
Deferred offering costs
Total	$ 108,888	$ 137,497